Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	¥ 5,066,828	¥ 4,528,795
Trade receivables	1,270,476	1,160,847
Receivables from financial services	3,057,235	2,755,800
Other financial assets	296,974	208,478
Inventories	2,531,166	2,470,590
Other current assets	852,073	563,252
Total current assets	13,074,752	11,687,762
Non-current assets:
Investments accounted for using the equity method	1,128,118	1,242,614
Receivables from financial services	6,836,261	6,172,817
Other financial assets	1,211,519	873,459
Intangible assets	784,760	1,126,019
Deferred tax assets	301,011	143,499
Other non-current assets	542,689	571,589
Total non-current assets	20,434,533	19,088,105
Total assets	33,509,285	30,775,867
Current liabilities:
Trade payables	1,781,598	1,663,487
Financing liabilities	5,004,712	4,497,747
Accrued expenses	996,653	728,935
Other financial liabilities	264,598	276,861
Income taxes payable	109,036	108,562
Provisions	948,252	388,441
Other current liabilities	1,099,631	951,124
Total current liabilities	10,204,480	8,615,157
Non-current liabilities:
Financing liabilities	8,475,151	6,953,520
Other financial liabilities	316,498	301,439
Retirement benefit liabilities	309,885	288,472
Provisions	735,224	667,274
Deferred tax liabilities	677,391	718,084
Other non-current liabilities	642,584	604,099
Total non-current liabilities	11,156,733	9,532,888
Total liabilities	21,361,213	18,148,045
Equity:
Common stock	86,067	86,067
Capital surplus	204,894	205,299
Treasury stock	(896,927)	(1,272,845)
Retained earnings	9,375,989	11,122,187
Other components of equity	3,047,489	2,185,821
Equity attributable to owners of the parent	11,817,512	12,326,529
Non-controlling interests	330,560	301,293
Total equity	12,148,072	12,627,822
Total liabilities and equity	33,509,285	30,775,867
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	6,433,793	5,748,187
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,196,382	¥ 3,209,921